Property and Equipment	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018
Property, Plant and Equipment [Abstract]
Property and Equipment
3.	Property and Equipment

	Cost	Accumulated depreciation	Net carrying value as at December 31, 2018	Net carrying value as at September 30, 2018
Construction in progress	$262,393	—	$262,393	$251,310

As at December 31, 2018, costs related to the construction of cannabis production complex were capitalized as construction in progress and not depreciated. Depreciation will commence when construction is completed, and the facility is available for its intended use.

4.	Property, Plant, and Equipment

	Cost	Accumulated depreciation	Net carrying value as at September 30, 2018	Net carrying value as at September 30, 2017
Construction in progress	$251,310	$—	$251,310	$—

As at September 30, 2018, costs related to the construction of cannabis production complex were capitalized as construction in progress and not depreciated. Depreciation will commence when construction is completed, and the facility is available for its intended use.